Provisions - Summary of Changes in Provisions (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions [Line Items]
Beginning balance	$ 69,289,202	$ 63,819,343
Changes in Provisions
Increase (decrease) in existing provisions	13,476,229	4,650,607
Provisions used	(815,412)	(495,166)
Reversal of Not Used Provision	(259,419)	(1,016,300)
Increase for adjustment to value of money over time	3,016,037	2,325,794
Foreign currency translation	(29,969)	4,924
Total changes in provisions	15,387,466	5,469,859
Ending balance	84,676,668	69,289,202
Legal Proceedings [Member]
Provisions [Line Items]
Beginning balance	3,497,786	4,694,579
Changes in Provisions
Increase (decrease) in existing provisions	991,032	309,749
Provisions used	(315,412)	(495,166)
Reversal of Not Used Provision	(259,419)	(1,016,300)
Foreign currency translation	(29,969)	4,924
Total changes in provisions	386,232	(1,196,793)
Ending balance	3,884,018	3,497,786
Decommissioning or Restoration [Member]
Provisions [Line Items]
Beginning balance	63,992,567	57,325,915
Changes in Provisions
Increase (decrease) in existing provisions	12,485,197	4,340,858
Increase for adjustment to value of money over time	3,016,037	2,325,794
Total changes in provisions	15,501,234	6,666,652
Ending balance	79,493,801	63,992,567
Other Provisions [Member]
Provisions [Line Items]
Beginning balance	1,798,849	1,798,849
Changes in Provisions
Provisions used	(500,000)
Total changes in provisions	(500,000)
Ending balance	$ 1,298,849	$ 1,798,849